Inventories - Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 67,400	$ 63,900
Work in process	35,400	34,500
Finished products	105,000	104,000
Inventory, Net, Total	$ 207,814	$ 202,412